Simcere Pharmaceutical Group (parent company) (Tables)	12 Months Ended
Dec. 31, 2012
Simcere Pharmaceutical Group (parent company)
Schedule of condensed balance sheets

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Cash	13,487	11,667	1,873
Other current assets	1,022	1,499	240
Due from subsidiaries	555,885	432,643	69,444
Investment in subsidiaries	1,509,755	1,592,867	255,673
Total assets	2,080,149	2,038,676	327,230

Due to subsidiaries	23,522	23,524	3,776
Other current liability	446	3,026	486
Total shareholders’ equity	2,056,181	2,012,126	322,968
Total liabilities and equity	2,080,149	2,038,676	327,230

Schedule of condensed statements of operations

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Equity in earnings of subsidiaries	206,451	211,712	81,966	13,156
Operating expense	(34,797)	(33,737)	(25,963)	(4,167)
Interest income	1	1	2	—
Foreign currency exchange loss, net	(327)	(612)	(54)	(9)
Other income	1,083	1,025	1,006	162
Earnings before income taxes	172,411	178,389	56,957	9,142
Income taxes	—	—	—	—
Net income	172,411	178,389	56,957	9,142

Schedule of condensed statements of cash flows

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Net cash used in operating activities	(786)	(3,668)	(2,370)	(380)
Net cash (used in) provided by financing activities	(4,582)	4,407	575	92
Effect of exchange rate changes on cash and cash equivalent	(486)	(1,315)	(25)	(4)
Net decrease in cash	(5,854)	(576)	(1,820)	(292)
Cash at the beginning of the year	19,917	14,063	13,487	2,165
Cash at the end of the year	14,063	13,487	11,667	1,873